Carrying values of vessels, vessels under construction and goodwill Carrying value of vesels narrative (Details)	12 Months Ended
	Dec. 31, 2020 USD ($) vessel	Dec. 31, 2019 USD ($) vessel	Dec. 31, 2018 USD ($)
Disclosure of impairment loss and reversal of impairment loss [line items]
Goodwill	$ 8,900,000	$ 11,539,000
Average time charter rate period used to establish growth rate	3 years
Growth rate in freight rates	2.34%
Discount rate used	7.24%
Number of vessels | vessel	19	19
Number of vessels value in use calculation performed | vessel	7
Impairment of goodwill and vessels	$ 16,846,000	$ 0	$ 0
Impairment loss recognised in profit or loss, goodwill	$ 2,639,000	0	0
Vessels estimated useful life	25 years
Average age of vessels	5 years 2 months 12 days
Impairment asset	$ 14,207,000	$ 0	$ 0
Protracted pandemic’ scenario
Disclosure of impairment loss and reversal of impairment loss [line items]
Number of vessels | vessel	40
Impairment asset	$ 59,100,000
10 Year historical average
Disclosure of impairment loss and reversal of impairment loss [line items]
Number of vessels | vessel	46
Impairment asset	$ 83,300,000
Historical TCE rates	10 years
15 Year historical average
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment asset	$ 0
Historical TCE rates	15 years
20 Year historical average
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment asset	$ 0
Historical TCE rates	20 years
Vessels [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Average time charter rate period used to establish growth rate	3 years
Growth rate in freight rates	2.34%	2.39%
Discount rate used	7.24%	7.41%
Number of vessels | vessel	135	134
Number of vessels with fair value greater then their carrying value | vessel	7	68
Number of vessels with fair value less than carrying value | vessel	121	56
Impairment of goodwill and vessels		$ 0
Percentage increase in discount rate used in sensitivity analysis	1.00%	1.00%
Impact on impairment loss with 1.0% increase in discount rate	$ 103,100,000	$ 44,100,000
Percentage decrease in forecasted time charter rates used in sensitivity analysis	5.00%	5.00%
Impact on impairment loss with 5% decrease in forecasted time charter rates	$ 161,000,000.0
Valuations not received from independent brokers ROU assets | vessel	10
Vessels [member] | Minimum
Disclosure of impairment loss and reversal of impairment loss [line items]
Sensitivity analysis, forecasted time charter rates	$ 900
Vessels [member] | Maximum
Disclosure of impairment loss and reversal of impairment loss [line items]
Sensitivity analysis, forecasted time charter rates	1,500
LR2 [Member] | Vessels [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Number of vessels impaired with increase in discount rate used in sensitivity analysis | vessel		6
Impact on impairment loss with 1.0% increase in discount rate		$ 21,100,000
Number of vessels impaired with decrease in discount rate used in sensitivity analysis | vessel		6
Impact on impairment loss with 5% decrease in forecasted time charter rates		$ 25,400,000
LR1 [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss recognised in profit or loss, goodwill	$ 2,600,000
LR1 [Member] | Protracted pandemic’ scenario
Disclosure of impairment loss and reversal of impairment loss [line items]
Number of vessels | vessel	3
Impairment asset	$ 1,200,000
LR1 [Member] | 10 Year historical average
Disclosure of impairment loss and reversal of impairment loss [line items]
Number of vessels | vessel	4
Impairment asset	$ 3,000,000.0
LR1 [Member] | Vessels [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Number of vessels impaired with increase in discount rate used in sensitivity analysis | vessel	11
Impact on impairment loss with 1.0% increase in discount rate	$ 12,200,000
Number of vessels impaired with decrease in discount rate used in sensitivity analysis | vessel	11
Impact on impairment loss with 5% decrease in forecasted time charter rates	$ 20,700,000
Handymax, MR and LR2 [Member] | Vessels [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Number of vessels impaired with increase in discount rate used in sensitivity analysis | vessel		30
Number of vessels impaired with decrease in discount rate used in sensitivity analysis | vessel		34
Impact on impairment loss with 5% decrease in forecasted time charter rates		$ 76,100,000
MR [Member] | Protracted pandemic’ scenario
Disclosure of impairment loss and reversal of impairment loss [line items]
Number of vessels | vessel	37
Impairment asset	$ 57,900,000
MR [Member] | 10 Year historical average
Disclosure of impairment loss and reversal of impairment loss [line items]
Number of vessels | vessel	41
Impairment asset	$ 80,100,000
MR [Member] | Vessels [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Number of vessels with fair value less than carrying value | vessel	13
Impairment of goodwill and vessels	$ 14,200,000
Number of vessels impaired with increase in discount rate used in sensitivity analysis | vessel	46	11
Impact on impairment loss with 1.0% increase in discount rate	$ 90,900,000	$ 17,800,000
Number of vessels impaired with decrease in discount rate used in sensitivity analysis | vessel	59	15
Impact on impairment loss with 5% decrease in forecasted time charter rates	$ 140,200,000	$ 31,700,000
One MR | Vessels [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Number of vessels with fair value less than carrying value | vessel	1
One MR | Vessels [member] | Recoverable amount
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment of goodwill and vessels	$ 27,000,000.0
Four MR 's | Vessels [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Number of vessels with fair value less than carrying value | vessel	4
Impairment of goodwill and vessels	$ 29,000,000.0
Three MR's | Vessels [member] | Recoverable amount
Disclosure of impairment loss and reversal of impairment loss [line items]
Number of vessels with fair value less than carrying value | vessel	3
Impairment of goodwill and vessels	$ 34,000,000.0
Five MR's | Vessels [member] | Recoverable amount
Disclosure of impairment loss and reversal of impairment loss [line items]
Number of vessels with fair value less than carrying value | vessel	5
Impairment of goodwill and vessels	$ 35,000,000.0
Scorpio LR2 Pool Limited [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Goodwill	$ 8,900,000
Handymax [Member] | Vessels [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Number of vessels impaired with increase in discount rate used in sensitivity analysis | vessel		13
Impact on impairment loss with 1.0% increase in discount rate		$ 5,200,000
Number of vessels impaired with decrease in discount rate used in sensitivity analysis | vessel		13
Impact on impairment loss with 5% decrease in forecasted time charter rates		$ 19,000,000.0
Handymax, MR and LR1 | Vessels [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Number of vessels impaired with increase in discount rate used in sensitivity analysis | vessel	57
MR and LR1 | Vessels [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Number of vessels impaired with decrease in discount rate used in sensitivity analysis | vessel	71
NPTI September Closing [Member] | LR2 [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Goodwill	$ 8,900,000
NPTI September Closing [Member] | LR1 [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Goodwill	$ 2,600,000